UNITED STATES                      OMB APPROVAL


                SECURITIES AND EXCHANGE COMMISSION          OMB Number:3235-0456

                                                         Expires: June 30, 2009
                      Washington, D.C. 20549
                                                        Estimated average burden
                                                         hours per response ...2
                            AMENDED FORM 24F-2


                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.




1.   Name and address of issuer:     AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY
                                        UNIT TRUST
                                     One American Square
                                     Indianapolis, IN 46282

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.   Investment Company Act File Number:      811-09193

     Securities Act File Number:              333-70049, 333-70065 & 333-99191

4(a) Last day of fiscal year for which this Form is filed:

                               December 31, 2006

4(b) |_|  Check  box if this  Form is being  filed  late  (i.e.,  more than   90
          calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) |_| Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                   $  273,121,359.64
                                                                  --------------
     (ii)     Aggregate price of securities redeemed
              or repurchased during the fiscal year:
                                                   $ 135,762,181.19
                                                   --------------

     (iii)    Aggregate price of securities  redeemed or
              repurchased  during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:
                                                   $       0.00
                                                   -------------
     (iv)     Total available redemption credits [add
              Items 5(ii) and 5(iii):                         $ - 135,762,181.19
                                                                  --------------
     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:
                                                               $ 137,359,178.45
                                                                  -------------
     (vi)     Redemption credits available for use in future  years
              -- if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:
                                                   $     (0.00)
                                                   -------------
     (vii)    Multiplier for determining registration
              fee (See Instruction C.9):                          x .0000393
                                                                  --------------
    *(viii)   Registration fee due [multiply Item 5(v) by
              Item 5(vii)]  (enter "0" if no fee is due):        = $  5,398.22**
                                                                  ==============

     *NOTE:  FEE PAID WITH FILE NUMBER 333-70065,
             Accession Number 0001073701-08-000006

    ** NOTE: $ 675.58 was paid with file number 333-70065, via wire transfer on 3/22/2007, Accession Number 0001073701-07-000003.
             $ 3,541.35 was paid with file number 333-70065, via wire transfer on 3/20/2008.


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount
     of securities (number of shares or other units) deducted here:         N.A.

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:       N.A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +  $    0.00
                                                                  --------------

8. *Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  = $1,181.29**
                                                                   =============

     * NOTE:  FEE PAID WITH FILE NUMBER 333-70065,
              Accession Number 0001073701-08-000006

    ** NOTE: $ 675.58 was paid with file number 333-70065, via wire transfer on 3/22/2007, Accession Number 0001073701-07-000003.
             $ 3,541.35 was paid with file number 333-70065, via wire transfer on 3/20/2008.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 24, 2008

                Method of Delivery:

                              |X| Wire Transfer

                              |_| Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)   /s/ Constance E. Lund
                           --------------------------------------------------
                            Constance E. Lund, Sr. V. P. Corporate Finance,
                                American United Life Insurance Company

Date: March 25, 2008

  *  Please print the name and title of the signing officer below the signature.